Note 15 - Income Tax (Details Textual) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 182,835	$ 149,773
Capital loss carryforwards [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	27,994	26,835
Non capital loss carryforwards [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	75,830	51,652
Non capital loss carryforwards [member] | Country of domicile [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	72,286	$ 48,769
Non capital loss carryforwards [member] | Australia [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	616
Non capital loss carryforwards [member] | United States [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 2,928